INCOME TAXES (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	16.50%	16.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Undistributed Earnings (Loss) Available to Common Shareholders, Basic	¥ 112,059	$ 17,223
Deferred Tax Assets, Operating Loss Carryforwards	136,445		¥ 130,404		$ 20,971
Unrecognized Tax Benefits	8,799		9,124	¥ 8,843	1,352	$ 1,402
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	1,389		932		213
Deferred Tax Assets, Tax Credit Carryforwards, Other	7,410		8,192		$ 1,139
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	1,063	163	0
Unrecognized Tax Benefits, Interest on Income Taxes Expense	734	113	573	279
Unrecognized Tax Benefits, Income Tax Penalties Expense				¥ 275
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	¥ 1,160	$ 178	¥ 1,666
Disposition Of Assets Tax Percentage	10.00%	10.00%
Remaining Balance Of Undistributed Earnings Available To Commonshareholders	¥ 76,202	$ 11,712
The Group [Member]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	¥ 5,888	$ 905
Maximum [Member] | PRC [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2022	Dec. 31, 2022
Minimum [Member] | PRC [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2018	Dec. 31, 2018